Asbestos - Asbestos-Related Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Insurance [Abstract]
Asbestos liability – current	$ (110.5)	$ (114.1)
Asbestos liability – non-current	(979.1)	(1,101.0)
Asbestos liability – Total	(1,089.6)	(1,215.1)
Insurance receivable – current	7.5	5.1
Insurance receivable – non-current	43.7	52.8
Insurance receivable – Total	51.2	57.9
Workers’ compensation asset – current	2.0	2.1
Workers’ compensation asset – non-current	25.8	28.8
Workers’ compensation liability – current	(2.0)	(2.1)
Workers’ compensation liability – non-current	(25.8)	(28.8)
Workers’ compensation – Total	0.0	0.0
Other net liabilities	(2.1)	(2.2)
Restricted cash and cash equivalents of AICF	39.8	26.6
Restricted short-term investments of AICF	17.7	38.4
Net Unfunded AFFA liability	(983.0)	(1,094.4)
Deferred income taxes – non-current	349.3	382.9
Income tax payable	25.3	21.1
Net Unfunded AFFA liability, net of tax	$ (608.4)	$ (690.4)